Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
Schedule of Stock-Based Compensation Expense	The Company recorded stock-based compensation expense as follows:
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$33,211	$19,601	$44,983	$46,409
General and administrative	299,550	417,355	625,379	844,970
Total	$332,761	$436,956	$670,362	$891,379
The Company recorded stock-based compensation expense as follows:
	For the Years Ended December 31,
	2022	2021
Research and development	$81,706	$223,476
General and administrative	1,582,205	2,320,236
Total	$1,663,911	$2,543,712

Schedule of Stock Option Activity	The following table represents stock option activity for the six months ended June 30, 2023:
	Stock Options		Weighted Average				Aggregate Intrinsic Value
			Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – December 31, 2022	317,857	194,853	$44.53	$38.53	$38.53	6.99	$—
Granted	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
Cancelled	(66,936)	—	—	—	—	—	—
Balance – June 30, 2023	250,921	159,706	$46.05	$35.92	$35.92	6.27	$—
The following table represents stock option activity for the years ended December 31, 2022 and 2021:
			Weighted Average				Aggregate Intrinsic Value
	Stock Options		Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – January 1, 2021	248,997	179,682	$61.80	$50.40	$50.40	6.27	$—
Granted	210,467	42,181	39.72	40.73	17.95	6.27	—
Exercised	(42,072)	—	—	—	—	—	—
Cancelled	(50,981)	—	—	—	—	—	—
Balance – December 31, 2021	366,411	204,230	$51.30	$47.40	$47.40	6.27	$—
Granted	19,367	694	10.42	10.42	4.53	6.27	—
Exercised	—	—	—	—	—	—	—
Cancelled	(67,921)	—	—	—	—	—	—
Balance – December 31, 2022	317,857	194,853	$45.38	$38.65	$38.65	6.27	$—

Schedule of Stock Options Outstanding and Exercisable	The following table summarizes information on stock options outstanding and exercisable as of June 30, 2023:
Grant Price		Weighted Average Exercise Price	Total Outstanding	Number Exercisable	Weighted Average Remaining Contractual Term
From	To
$6.00	$60.60	$35.93	218,966	127,751	6.46 years
$63.00	$138.00	$83.77	20,521	20,527	2.69 years
$159.00	$181.20	$172.14	11,434	11,464	4.59 years
		Totals	250,921	159,742
The following table summarizes information on stock options outstanding and exercisable as of December 31, 2022:
Grant Price		Weighted Average Exercise Price	Total Outstanding	Number Exercisable	Weighted Average Remaining Contractual Term
From	To
$6.00	$60.60	$34.32	268,357	147,218	7.20 years
$63.00	$138.00	$78.22	38,066	36,201	5.01 years
$159.00	$265.80	$172.14	11,434	11,434	5.32 years
		Totals	317,857	194,853

Schedule of Warrant Activity	The following table represents warrant activity for the six months ended June 30, 2023:
	Warrants		Weighted Average				Aggregate Intrinsic Value
			Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – December 31, 2022	1,178,169	1,178,169	$30.67	$30.67	$17.83	3.41	$—
Granted	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
Cancelled	(854)	—	—	—	—	—	—
Balance – June 30, 2023	1,177,315	1,177,315	$30.66	$30.66	$17.79	2.91	$—
The following table represents warrant activity for the years ended December 31, 2022 and 2021:
			Weighted Average				Aggregate Intrinsic Value
	Warrants		Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – January 1, 2021	645,761	516,532	$48.60	$48.30	$24.30	4.07	$—
Granted	696,444	—	—	—	—	—	—
Exercised	(48,368)	—	—	—	—	—	—
Cancelled	(106,035)	—	—	—	—	—	—
Balance – December 31, 2021	1,187,803	1,187,664	$31.20	$31.20	$15.90	4.38	$—
Granted	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
Cancelled	(9,634)	—	—	—	—	—	—
Balance – December 31, 2022	1,178,169	1,178,169	$30.67	$30.67	$17.83	3.41	$—